Segment Information - Summary of Products and Services (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 17,028,171	₩ 16,178,836	₩ 13,725,823
Banking service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	10,084,160	10,115,516	9,278,875
Securities service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,772,379	1,667,041	1,124,822
Non-life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,447,658	1,120,156	684,456
Credit card service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	2,107,801	2,026,032	1,785,413
Life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	366,433	191,097	(61,746)
Others
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 1,249,740	₩ 1,058,994	₩ 914,003